Deposits (Schedule of Certificates of Deposits by Year of Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deposits [Abstract]
2013	$ 45,687
2014	7,847
2015	16,699
2016	1,812
Total certificates of deposit	$ 72,045	$ 91,549